SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details)	Mar. 31, 2022 USD ($)
Year ending June 30, 2022	$ 44,647
Year ending June 30, 2023	123,691
Year ending June 30, 2024	109,736
Total future minimum lease payments	278,074
Less imputed interest	(12,357)
PV of Payments	265,717
Belfrics Holdings Limited [Member]
Year ending June 30, 2022	2,161
Year ending June 30, 2023	4,322
Year ending June 30, 2024
Total future minimum lease payments	6,483
Less imputed interest	(100)
PV of Payments	6,383
Belfrics International Ltd [Member]
Year ending June 30, 2022	2,521
Year ending June 30, 2023	5,042
Year ending June 30, 2024
Total future minimum lease payments	7,563
Less imputed interest	(116)
PV of Payments	7,447
Belfrics B T S D N B H D [Member]
Year ending June 30, 2022	2,161
Year ending June 30, 2023	4,322
Year ending June 30, 2024
Total future minimum lease payments	6,483
Less imputed interest	(100)
PV of Payments	6,383
Belfrics Kenya Ltd [Member]
Year ending June 30, 2022	9,553
Year ending June 30, 2023	31,843
Year ending June 30, 2024
Total future minimum lease payments	41,396
Less imputed interest	(892)
PV of Payments	40,504
Belfrics Cryptex Pvt Ltd [Member]
Year ending June 30, 2022	9,417
Year ending June 30, 2023	39,081
Year ending June 30, 2024	54,868
Total future minimum lease payments	103,366
Less imputed interest	(5,087)
PV of Payments	98,279
Belfrics B T Pvt Ltd [Member]
Year ending June 30, 2022	18,834
Year ending June 30, 2023	39,081
Year ending June 30, 2024	54,868
Total future minimum lease payments	112,783
Less imputed interest	(6,062)
PV of Payments	$ 106,721